Quarterly Results of Operations	12 Months Ended
Jun. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations

Note 24 – Quarterly Results of Operations (Unaudited)

The following is a condensed summary of quarterly results of operations for the years ended June 30, 2014 and 2013:

	Year Ended June 30, 2014
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Thousands, Except Per Share Data)

Interest income	$23,300	$23,933	$23,956	$24,630
Interest expense	5,104	5,458	5,475	5,961

Net Interest Income	18,196	18,475	18,481	18,669

Provision for loan losses	1,168	559	880	774

Net Interest Income after Provision for Loan Losses	17,028	17,916	17,601	17,895

Non-interest income	1,861	1,929	2,385	1,948
Non-interest expenses	15,282	15,557	17,515	15,804

Income before Income Taxes	3,607	4,288	2,471	4,039

Income taxes	1,021	1,301	685	1,210

Net Income	$2,586	$2,987	$1,786	$2,829

Net income per common share:
Basic	$0.04	$0.05	$0.03	$0.04

Diluted	$0.04	$0.05	$0.03	$0.04

Weighted Average Number of Common Shares Outstanding:
Basic	65,936	65,767	65,684	65,796

Diluted	65,936	65,767	65,782	66,228

Dividends declared per common share	$0.00	$0.00	$0.00	$0.00

	Year Ended June 30, 2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Thousands, Except Per Share Data)

Interest income	$23,206	$21,802	$21,644	$21,606
Interest expense	6,331	5,808	5,298	4,564

Net Interest Income	16,875	15,994	16,346	17,042

Provision for loan losses	339	1,393	1,407	1,325

Net Interest Income after Provision for Loan Losses	16,536	14,601	14,939	15,717

Non-interest income	1,200	2,285	11,070	1,833
Non-interest expenses	15,273	15,191	23,942	15,019

Income before Income Taxes	2,463	1,695	2,067	2,531

Income taxes	803	518	323	606

Net Income	$1,660	$1,177	$1,744	$1,925

Net income per common share:
Basic and diluted	$0.03	$0.02	$0.03	$0.03

Weighted Average Number of Common Shares Outstanding:
Basic and diluted	66,256	66,188	66,141	66,019

Dividends declared per common share	$0.00	$0.00	$0.00	$0.00